TCW INVESTMENT MANAGEMENT COMPANY

865 SOUTH FIGUEROA STREET, SUITE 1800

LOS ANGELES, CALIFORNIA 90017

(213) 244-0000 TELEPHONE

PATRICK W. DENNIS

SENIOR VICE PRESIDENT

ASSOCIATE GENERAL COUNSEL

March 4, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	TCW Funds, Inc. (“Registrant”)
(File Nos. 033-52272 and 811-07170)
Post-Effective Amendment No. 79
to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on February 28, 2013.

Should you have any questions regarding this filing, please contact the undersigned at (213) 244-0000.

Sincerely,

/s/ Patrick W. Dennis

Patrick W. Dennis

Assistant Secretary